SCHEDULE OF SELLING AND MARKETING EXPENSES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
IfrsStatementLineItems [Line Items]
Staff-related costs	$ 187	¥ 30,394	¥ 15,063	¥ 12,527
Market expansion expenses	37	6,044		2,400
Depreciation of property and equipment	4	739	1,107	1,085
Total	1,465	238,230	272,270	228,100
External parties [member]
IfrsStatementLineItems [Line Items]
Advertising and marketing expenses - related party	1,227	199,493	248,769	212,088
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Advertising and marketing expenses - related party	$ 10	¥ 1,560	¥ 7,331